INTANGIBLE ASSETS - Other information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS
Cost of intangible assets	$ 983.1	$ 1,224.0
Internally Generated
INTANGIBLE ASSETS
Cost of intangible assets	243.2	220.9
Cost
INTANGIBLE ASSETS
Cost of intangible assets	1,956.2	2,084.2	$ 1,982.6
Additions	141.9	139.8
Cost | Internally Generated
INTANGIBLE ASSETS
Cost of intangible assets	566.5	504.7
Additions	70.5	66.0	36.9
Accumulated amortization and impairment losses
INTANGIBLE ASSETS
Cost of intangible assets	(973.1)	(860.2)	(804.6)
Amortization	104.8	97.9
Accumulated amortization and impairment losses | Internally Generated
INTANGIBLE ASSETS
Cost of intangible assets	323.3	283.8
Amortization	$ 44.9	$ 43.8	$ 39.2